Financial Instruments and Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	$ 24,100	$ 23,593
Level 3 | Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	24,100	23,593
Contingent Consideration | Level 3 | Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions from acquisitions	507	3,223
Payments	$ 0	141,790
Contingent Consideration | Level 3 | Recurring Basis | Formulatrix, Inc.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions from acquisitions		$ 3,200
Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	0.00%
Discount rate used for analysis of future milestones	6.50%
Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	100.00%
Discount rate used for analysis of future milestones	6.90%